OTHER (LOSSES) GAINS	12 Months Ended
Dec. 31, 2021
OTHER (LOSSES) GAINS
OTHER (LOSSES) GAINS

29  – OTHER (LOSSES) GAINS

Other (losses) gains are detailed as follows:

	01.01.2021	01.01.2020	01.01.2019
Description	12.31.2021	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$

Other gains (losses)	—	287	2,876
Total	—	287	2,876